Short-Term Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Short-Term Investments

Note 5 — Short-Term Investments

As of June 30, 2021 and December 31, 2020, short-term investments consisted of the following:

	June 30,	December 31,
	2021	2020
Jupiter Wellness, Inc. (JUPW) (i)	$1,040,000	$1,040,000
Unrealized losses	(144,400)	(22,000)
Total short-term investments	$895,600	$1,018,000

(i)	On November 30, 2020, the Company and its wholly owned subsidiary, SRM Entertainment, LTD entered into a Stock Exchange Agreement with Jupiter Wellness, Inc. (“Jupiter”). Under the terms of the Exchange Agreement, Jupiter purchased all outstanding shares of common stock (the “Exchange Shares”) issued by SRM from the Company. As consideration for the purchase of the Exchange Shares, Jupiter issued the Company 200,000 shares of its restricted common stock, symbol JUPW as listed on NASDAQ Capital Markets. On June 30, 2021, the closing price of JUPW was $4.48 on the Nasdaq.

Note 7 — Short-term investments

As of December 31, 2020 and 2019, short-term investments consisted of the following:

	December 31,	December 31,
	2020	2019
Jupiter Wellness, Inc. (JUPW)	$1,040,000	$-
Unrealized losses	(22,000)	-
Total short-term investments	$1,018,000	$-

Vinco Ventures, Inc. and Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS